Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax expense
	Three months Ended March 31,
	2023	2022
	(Unaudited)
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
Total Current	$-	$-
Deferred:
Federal	$-	$-
State	-	-
Foreign	-	(86,867)
Total Deferred	$-	$(86,867)
Total provision for income taxes	$-	$(86,867)

	Year Ended December 31,
	2022	2021
Current:
Federal	$-	$-
State	2,400	800
Foreign	-	-
Total Current	$2,400	$800
Deferred:
Federal	$-	$-
State	-	-
Foreign	795,378	(187,055)
Total Deferred	$795,378	$(187,055)
Total provision for income taxes	$797,778	$(186,255)

Schedule of deferred tax assets (liability)

	March 31, 2023	December 31, 2022
	(Unaudited)
Loss on impairment of Assets	716,313	709,961
Net operating loss carryforwards	6,981,132	5,866,623
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	7,697,445	6,576,584
Valuation allowance	(7,579,254)	(6,459,474)
Deferred tax assets, net	$118,191	$117,110

	December 31,	December 31,
	2022	2021
Loss on impairment of Assets	709,961	741,390
Net operating loss carryforwards	5,866,623	2,801,363
Tax credit of investment	-	698,187
Operating lease liabilities	213,482	-
Operating lease assets	(213,482)	-
Deferred tax assets, Gross	6,576,584	4,240,940
Valuation allowance	(6,459,474)	(3,259,028)
Deferred tax assets, net	117,110	981,912